Significant Events After Reporting Period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Significant Events After Reporting Period
38.	SIGNIFICANT EVENTS AFTER REPORTING PERIOD

a.
On March 24, 2026, the board of directors of SPIL approved the acquisition of a factory building and related ancillary facilities located in Xinshi District, Tainan City from a non-related party for a total consideration of NT$6,325,000 thousand (US$201,626 thousand).

b.
On March 27, 2026, the board of directors resolved to pay cash dividends of NT$6.6 (US$0.2) per share, and also resolved the remuneration to directors and employees’ compensation in the amount of NT$96,000 thousand (US$3,060 thousand) and NT$101,339 thousand (US$3,230 thousand), respectively.

c.
On March 27, 2026, the board of directors of ASE Electronics (M) Sdn. Bhd. resolved t
o acq
uire 100% shareholdings of Analog Devices Sdn. Bhd. for a total consideration of US$108,849 thousand (approximately NT$3,398,806 thousand).